Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
7.	Cash and Cash Equivalents:

Details of cash and cash equivalents and its reconciliation to the Statement of Cash Flows at each year-end are as follows:

	2024	2023
	MCh$	MCh$
Cash and due from banks:
Cash (*)	879,130	929,034
Deposit in Chilean Central Bank (*)	1,036,476	590,426
Deposits in domestic banks	12,767	17,052
Deposits in abroad banks	770,703	928,136
Subtotal - Cash and due from banks	2,699,076	2,464,648

Net transactions in the course of settlement (**)	88,851	58,634
Cash equivalents (***)	476,610	467,750
Total cash and cash equivalents	3,264,537	2,991,032

The detail of the balances included under net ongoing clearance operations is as follows:

	2024	2023
	MCh$	MCh$
Assets
Documents drawn on other banks (clearing)	109,635	84,635
Funds receivable	262,821	330,870
Subtotal transactions in the course of collection	372,456	415,505

Liabilities
Funds payable	(283,605)	(356,871)
Subtotal transactions in the course of payments	(283,605)	(356,871)
Net transactions in the course of settlement	88,851	58,634

(*)	The level of funds in cash and in the Central Bank of Chile responds to regulations on reserve requirements that the bank must maintain on average in monthly periods.

(**)	Pending clearing operations with the Central Bank of Chile and foreign banks. Settlement for these transactions is normally finalized within 12 or 24 business hours since transactions took place.

(***)	Refers to financial instruments that meet the criteria to be considered as “cash equivalents” as defined by IAS 7, i.e., to qualify as “cash equivalents” investments in debt financial instruments must be: short-term with an original maturity of 90 days or less from the date of acquisition, highly liquid, readily convertible to known amounts of cash from the date of initial investment, and that the financial instruments are exposed to an insignificant risk of changes in their value.